SHARE CAPITAL - Disclosure of detailed information about assumptions used in valuing stock options granted (Details) - Year	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	3.45%	1.18%
Expected life of options (in years)	3.9	3.5
Annualized volatility	89.00%	87.00%
Forfeiture rate	0.60%	2.00%
Dividend rate	0.00%	0.00%